OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES Other non-current liabilities consist of the following:

	December 31,
	2021	2020
Accrued lease liability	$996	$1,445
Uncertain tax position	2,459	1,699
Total	$3,455	$3,144